Fair value measurement	12 Months Ended
Dec. 31, 2015
Fair value measurement [Abstract]
Fair value measurement
4.	Fair value measurement

As of December 31, 2014 and 2015, information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Bank time deposits with an original maturity of three months or less	693,720	-	693,720	-

Bank time deposits and short-term investments with an original maturity more than three months but less than one year	2,524,420	-	2,524,420	-
Total	3,218,140	-	3,218,140	-

		Fair value measurement at reporting date using
Description	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Bank time deposits with an original maturity of three months or less	1,753,000	-	1,753,000	-

Bank time deposits and short-term investments with an original maturity more than three months but less than one year	363,000	-	363,000	-
Investment security	135,952	135,952	-	-
Total	2,251,952	135,952	2,116,000	-

Investment security

The Group values its investment security using quoted prices for the underlying security in active market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.